Consolidated Balance Sheets (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED BALANCE SHEETS
Allowance for doubtful accounts	$ 3,503	$ 1,354
Preferred stock - par value	$ 0.01	$ 0.01
Preferred stock - shares authorized	25,000,000	25,000,000
Preferred stock - shares issued	0	0
Common stock - par value	$ 0.01	$ 0.01
Common stock - shares authorized	100,000,000	100,000,000
Common stock - shares issued	48,553,038	48,196,870
Common stock - shares outstanding	46,581,399	46,229,231
Treasury stock - par value	$ 0.01	$ 0.01
Treasury stock - number of shares	1,971,639	1,967,639